Fees Summary	Aug. 23, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,598,000
Previously Paid Amount	0.00
Total Fee Amount	531.06
Total Offset Amount	0.00
Net Fee	531.06
Narrative - Max Aggregate Offering Price	$ 3,598,000
Final Prospectus	true